Annuity Investors® Variable Account C

of

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The Commodore Helmsmansm	The Commodore Majestysm

December 31, 2002

Annual Report to Contract Owners

[inside front cover]

This report is for the information of the contract owners and participants of Annuity Investors Life Insurance Company® and Annuity Investors® Variable Account C. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus, which contains complete information, including charges and expenses. For more information or to request a prospectus, call toll free (800) 789-6771.

Table of Contents

Page

Letter from the President	2

Tab
Portfolio Annual Reports

AIM V.I. Funds	I
V.I. Capital Development Fund - Series II Shares
V.I. Government Securities Fund - Series II Shares
V.I. Global Utilities Fund - Series II Shares
V.I. Mid Cap Core Equity Fund - Series II

Dreyfus Portfolio	II
VIF - Appreciation Portfolio - Service Shares
VIF - Money Market Portfolio - Service Shares
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund

INVESCO Variable Investment Funds Inc.	III
VIF - Core Equity Fund
VIF - Financial Services Fund
VIF - Health Sciences Fund
VIF - Small Company Growth Fund

Janus Aspen Series	IV
Aggressive Growth Portfolio - Service Shares
Balanced Portfolio - Service Shares
Growth Portfolio - Service Shares
Worldwide Growth Portfolio - Service Shares

Oppenheimer Variable Account Funds	V
Capital Appreciation Fund VA/SS
Global Securities Fund VA/SS
Main Street Small Cap Fund VA/SS
Multiple Strategies Fund VA/SS

PBHG Insurance Series Fund	VII
Large Cap Growth Portfolio
Mid-Cap Value Portfolio
Select Value Portfolio
Technology & Communications Portfolio

Strong Investments	VII
Strong Mid Cap Growth Fund II
Strong Opportunity Fund II - Advisor Class

The Universal Institutional Funds, Inc.	VIII
Van Kampen UIF Core Plus Fixed Income Portfolio
Van Kampen UIF Mid Cap Value Portfolio
Van Kampen UIF U.S. Real Estate Portfolio
Van Kampen UIF Value Portfolio

PIMCO Variable Insurance Trust	IX
High Yield Portfolio - Administrative Class
Real Return Portfolio - Administrative Class
Total Return Portfolio - Administrative Class

Neuberger Berman Advisers Management Trust	X
AMT Fasciano Portfolio (Class S)
AMT Guardian Portfolio (Class S)

Rydex Variable Trust	XI
Rydex VT Sector Rotation Fund

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Dear Commodore® Variable Annuity Contract Owner:

Enclosed are the December 31, 2002 Annual Reports for the Portfolios in which the subaccounts of Annuity Investors® Life Variable Account C invest. Like 2001, market fluctuations continued in 2002. Concerns over accounting practices, terrorism and the potential for war in Iraq all had an effect, and The Dow Jones Industrial Index total return for the year recorded its worst performance since 1977. However, there was optimism in the fourth quarter when, after hitting a 2002 low on October 9th, the stock market abruptly reversed its course and embarked upon a rally that lasted through November. All major stock indices finished the quarter in the positive territory, giving investors hope for continued market improvement. Remember your Commodore variable annuity is a long-term investment vehicle, and it offers you a broad array of professionally managed investment options to help meet your investment needs.

For the year ending December 31, 2002, the stock market, as measured by the Standard & Poor's Composite Stock 500 Index, incurred a loss of 23.37%, and the NYSE Composite Index incurred a loss of 19.83%. The bond market, as measured by Lehman Brothers Aggregate Bond Index, had a gain of 10.26% over the same period. The average annual total returns of the subaccounts offered under your Contract for the period January 1, 2002 to December 31, 2002 are shown below.*

AIM V.I. Capital Development Fund - Series II Shares	(22.69)%
AIM V.I. Government Securities Fund - Series II Shares	(26.34)%
AIM V.I. Global Utilities Fund - Series II Shares	7.74%
AIM V.I. Mid Cap Core Equity Fund - Series II Shares	(12.34)%
Dreyfus VIF - Appreciation Portfolio - Service Shares	(18.04)%
Dreyfus VIF - Money Market Portfolio	0.01%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares	(30.11)%
Dreyfus Stock Index Fund - Service Shares	(23.62)%
INVESCO VIF-Core Equity Fund	(20.23)%
INVESCO VIF-Financial Services Fund	(16.08)%
INVESCO VIF-Health Sciences	(25.49)%
INVESCO VIF-Small Company Growth Fund	(32.07)%
Janus Aspen Series - Aggressive Growth Portfolio - Service Shares	(29.11)%
Janus Aspen Series - Balanced Portfolio - Service Shares	(7.96)%
Janus Aspen Series - Growth Portfolio - Service Shares	(27.79)%
Janus Aspen Series - Worldwide Growth Portfolio - Service Shares	(26.73)%
Neuberger Berman - AMT Fasciano Portfolio Class S	(1.45)%
Neuberger Berman - AMT Guardian Portfolio Class S	(5.36)%
Oppenheimer Capital Appreciation Fund VA/SS	(28.09)%
Oppenheimer Global Securities Fund VA/SS	(23.44)%
Oppenheimer Main Street Small Cap Fund VA/SS	(17.09)%
Oppenheimer Multiple Strategies Fund VA/SS	(10.28)%
PBHG Large Cap Growth Portfolio	(30.30)%
PBHG Mid-Cap Value Portfolio	(19.78)%
PBHG Select Value Portfolio	(26.10)%
PBHG Technology & Communications Portfolio	(54.62)%
PIMCO VIT High Yield Portfolio - Administrative Class	(2.55)%
PIMCO VIT Real Return Portfolio - Administrative Class	16.17%
PIMCO VIT Total Return Portfolio - Administrative Class	7.58%
Rydex VT Sector Rotation Fund	(23.12) %
Strong Mid Cap Growth Fund II	(38.41) %
Strong Opportunity Fund II	(27.96) %
Van Kampen UIF Core Plus Fixed Income Portfolio	5.85%
Van Kampen UIF Mid Cap Value Portfolio	(29.02)%
Van Kampen UIF U.S. Real Estate Portfolio	(2.16)%
Van Kampen UIF Value Portfolio	(23.23)%
*Performance figures are net of all the subaccounts charges, but do not reflect contingent deferred sales charges and contract maintenance fees.

My colleagues at Annuity Investors Life Insurance Company and I look forward to serving you in the future.

Sincerely,

/S/ Charles R. Scheper

Charles R. Scheper

President
Variable Account C	The Financial Statements of the following investment companies ("Registrant") are made a part hereof and incorporated herein:
Registrant	1940 Act Number
AIM V.I. Funds	811-07452
AIM V.I. Capital Development Fund - Series II
AIM Government Securities Fund - Series II
AIM Global Utilities Fund - Series II
AIM V.I. Premier Equity Fund
Dreyfus Variable Investment Fund	811-05125
Appreciation Portfolio
Money Market
The Dreyfus Socially Responsible Growth Fund, Inc.	811-07044
Dreyfus Stock Index Fund	811-05179
INVESCO VIF	811-08038
INVESCO VIF - Core Equity Fund
INVESCO VIF - Financial Services Fund
INVESCO VIF - Health Sciences
INVESCO VIF - Small Company Growth Fund
Janus Aspen Series	811-07736
Aggressive Growth Portfolio
Balanced Portfolio
Growth Portfolio
Worldwide Growth Portfolio
Neuberger Berman Advisers Management Trust	811-04225
Neuberger Berman - AMT Fasciano Portfolio Class S
Neuberger Berman - AMT Guardian Portfolio Class S
Oppenheimer Variable Account Funds	811-04108
Oppenheimer Capital Appreciation Fund/VA -Service Class
Oppenheimer Global Securities Fund/VA - Service Class
Oppenheimer Main Street Small Cap Fund/VA - Service Class
Oppenheimer Multiple Strategies Fund/VA - Service Class
PBHG Insurance Series Fund, Inc.	811-08009
PBHG Growth II Portfolio
PBHG Mid-Cap Value Portfolio
PBHG Select Value Portfolio
PBHG Technology & Communication Portfolio
PIMCO Variable Insurance Trust	811-08399
PIMCO VIT High Yield Portfolio - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative Class
PIMCO VIT Total Return Portfolio - Administrative Class
Rydex Variable Trust
Rydex VT Sector Rotation Fund
Strong Variable Insurance Funds, Inc	811-06553
Strong Mid Cap Growth Fund II
Strong Opportunity Fund II	811-06522
The Universal Institutional Funds, Inc.	811-07607
Van Kampen UIF- Core Plus Fixed Income Portfolio
Van Kampen UIF - Mid Cap Value Portfolio
Van Kampen UIF, Inc. Fixed Income Portfolio
Van Kampen UIF, Inc. U.S. Real Estate Portfolio

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THE COMMODORE(r)
Products issued by Annuity Investors Life Insurance Company(r)
P.O. Box 5423
Cincinnati, OH 45201-5423
(800) 789-6771
www.annuityinvestors.com

Principal Underwriter/Distributor: Great American AdvisorsSM , Inc.,
Member NASD and an affiliate of Annuity Investors Life Insurance Company,
525 Vine Street, Cincinnati, Ohio 45202

For use with form: P1805101NW, P1805201NW, P1805301NW, R1804402NW,
R1804502NW< R1804602NW, R1804702NW, E1804802, NW or E1804902NW

B1807203NW	(2/03)